CONVERTIBLE NOTES - St. George Convertible Note - Additional Information (Details) - USD ($)		12 Months Ended
	Dec. 09, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Debt conversion, converted instrument, shares issued (in shares)	872,093,023
Convertible Debt | 2017 St. George Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding			$ 1,099,233	$ 1,700,000
Note conversions		$ 309,070
Debt conversion, converted instrument, shares issued (in shares)		1,100,000,000